SHAREHOLDERS' EQUITY (Schedule Of Options Outstanding and Exercisable by Exercise Price) (Details)	12 Months Ended
Dec. 31, 2017 shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	8,198,154
Weighted average remaining contractual life	6 years 3 months 8 days
Number of exercisable options outstanding	5,131,115
Weighted average remainging contractual life of options	5 years 4 months 20 days
Employee Stock Option [Member] | 0.001-1.05 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	3,068,388
Weighted average remaining contractual life	4 years 3 months 11 days
Number of exercisable options outstanding	2,359,457
Weighted average remainging contractual life of options	3 years 10 months 17 days
Employee Stock Option [Member] | 1.05-5.8 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	190,558
Weighted average remaining contractual life	4 years 10 months 14 days
Number of exercisable options outstanding	186,245
Weighted average remainging contractual life of options	4 years 10 months 10 days
Employee Stock Option [Member] | 5.8-10.12 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	757,552
Weighted average remaining contractual life	5 years 6 months 14 days
Number of exercisable options outstanding	732,451
Weighted average remainging contractual life of options	5 years 6 months 14 days
Employee Stock Option [Member] | 10.12-18.61 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	452,982
Weighted average remaining contractual life	6 years 5 months 20 days
Number of exercisable options outstanding	360,327
Weighted average remainging contractual life of options	6 years 4 months 24 days
Employee Stock Option [Member] | 18.61-22.79 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	2,175,729
Weighted average remaining contractual life	7 years 6 months 25 days
Number of exercisable options outstanding	1,150,622
Weighted average remainging contractual life of options	7 years 5 months 16 days
Employee Stock Option [Member] | 22.79-28.14 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	177,810
Weighted average remaining contractual life	6 years 3 months 11 days
Number of exercisable options outstanding	156,094
Weighted average remainging contractual life of options	6 years 2 months 23 days
Employee Stock Option [Member] | 28.15-31.54 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	65,752
Weighted average remaining contractual life	8 years 6 months 29 days
Number of exercisable options outstanding	30,741
Weighted average remainging contractual life of options	8 years 7 months 17 days
Employee Stock Option [Member] | 31.54-46.48 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	51,147
Weighted average remaining contractual life	8 years 11 months 4 days
Number of exercisable options outstanding	17,168
Weighted average remainging contractual life of options	9 years 1 month 9 days
Employee Stock Option [Member] | 46.48-52.95 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	1,037,186
Weighted average remaining contractual life	9 years 1 month 16 days
Number of exercisable options outstanding	127,989
Weighted average remainging contractual life of options	9 years 1 month 16 days
Employee Stock Option [Member] | 52.95-76.85 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	221,050
Weighted average remaining contractual life	9 years 7 months 21 days
Number of exercisable options outstanding	10,021
Weighted average remainging contractual life of options	9 years 7 months 10 days